Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Accounts Receivables

	12.31.2018	12.31.2017
Non-current
Accounts receivable	8,958,516	—
Allowance for doubtful accounts	(4,909,174)	—

Total	4,049,342	—

Current
Accounts receivable	1,929,015,405	1,660,486,662
Related parties (Note 19)	—	29,095,607
Receivable with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	133,044,253	173,346,267
Accounts receivable in litigation	19,791,240	28,087,052
Notes receivables	180,946	58,010
Foreign customers	3,248,539	2,383,349

Subtotal	2,085,280,383	1,893,456,947
Allowance for doubtful accounts	(20,652,555)	(28,087,052)

Total	2,064,627,828	1,865,369,895

Summary of Maturities of Accounts Receivable

The maturities of accounts receivable are as follows:

	12.31.2018	12.31.2017
To become due	1,699,026,131	1,557,123,305

Past due
0 to 30 days	262,486,585	242,261,984
31 to 60 days	48,397,498	30,054,194
61 to 90 days	33,078,450	8,739,612
More than 91 days	51,250,235	55,277,852

Total	2,094,238,899	1,893,456,947

Summary of Financial Assets That Are Either Past Due or Impaired

Age of receivables that are past due but not impaired

	12.31.2018	12.31.2017
Past due
0 to 30 days	262,486,585	242,261,984
31 to 60 days	48,397,498	30,054,194
61 to 90 days	33,078,450	8,739,612
More than 91 days	25,688,506	27,190,800

Total	369,651,039	308,246,590

Average age (days)	32	27

Age of impaired trade receivables

	12.31.2018	12.31.2017
Past due
More than 91 days	25,561,729	28,087,052

Total	25,561,729	28,087,052

Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows:

Balances as of January 1, 2017	42,118,764
Increases	2,121,584
Effect of foreign currency exchange difference	(140,616)
Uses (*)	(16,012,679)

Balances as of December 31, 2017	28,087,053

Effect of foreign currency exchange difference	924,727
Increases	5,488,433
Uses (*)	(8,938,484)

Balances as of December 31, 2018	25,561,729

(*)	The uses mainly corresponds to the insolvency procedures of a client, and effect of restated inflation.